As filed with the Securities and Exchange Commission on December 1, 2011

Registration No. 333-89661; 811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 101

☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 102

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Convertible Securities Fund, Columbia Large Cap Index Fund, Columbia Small Cap Growth Fund II and Columbia Small Cap Index Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor suspended hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 1st day of December, 2011.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ J. Kevin Connaughton
Name: Title:	J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	December 1, 2011

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	December 1, 2011

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	December 1, 2011

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chairman of the Board	December 1, 2011

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	December 1, 2011

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	December 1, 2011

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	December 1, 2011

/s/ William P. Carmichael* William P. Carmichael	Trustee	December 1, 2011

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	December 1, 2011

/s/ William A. Hawkins* William A. Hawkins	Trustee	December 1, 2011

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	December 1, 2011

/s/ John F. Maher* John F. Maher	Trustee	December 1, 2011

/s/ John J. Nagorniak* John J. Nagorniak	Trustee	December 1, 2011

/s/ Catherine James Paglia* Catherine James Paglia	Trustee	December 1, 2011

/s/ Leroy C. Richie* Leroy C. Richie	Trustee	December 1, 2011

/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee	December 1, 2011

/s/ Minor M. Shaw* Minor M. Shaw	Trustee	December 1, 2011

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee	December 1, 2011

/s/ William F. Truscott* William F. Truscott	Trustee	December 1, 2011

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga Attorney-in-Fact** December 1, 2011

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated June 8, 2011 and incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on June 28, 2011.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase